CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (134,251)	$ (19,464)	¥ (204,094)	¥ (312,146)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	4,457	646	11,112	18,634
Share-based compensation expenses	6,578	954	17,357	(4,329)
Allowance for credit losses	1,976	286	(824)	13,065
Provision for other current assets	2,724	395	1,232
Investment income	(23,386)	(3,391)	(51,142)
Investment impairment loss	17,798	2,580
Impairment of goodwill and intangible assets acquired from business combination	13,327	1,932		16,893
Foreign exchange gain and loss	(139)	(20)	1,299	3,997
Deferred income tax	(918)	(133)	(585)	(1,648)
Loss/(gain) on disposal of property and equipment	(173)	(25)	42	(773)
Changes in operating assets and liabilities:
Account receivable, net	(16,793)	(2,435)	(35,692)	98,718
Amount due from related parties			732	6,768
Prepayments and other current assets	3,413	495	9,383	61,829
Other non-current assets	4,368	633	8,308	(1,659)
Accounts payable	(6,293)	(912)	19,567	664
Advance from customers	(350)	(51)	(7,054)	8,089
Amount due to related parties	(15,736)	(2,282)	19,775	(24,815)
Tax payable	(245)	(36)	(9,389)	1,768
Accrued expenses and other current liabilities	(10,722)	(1,555)	(68,345)	2,715
Other non-current liabilities	(230)	(33)	(6,270)	4,732
Net cash used in operating activities	(154,595)	(22,416)	(294,588)	(107,498)
Cash flows from investing activities:
Proceeds from maturity of short-term investments	32,101	4,654	163,270	48,600
Purchases of short-term investments	(30,000)	(4,350)	(169,620)	(40,000)
Purchases of intangible assets, property and equipment	(1,806)	(262)	(3,142)	(4,131)
Proceeds from sale of property and equipment	191	28	130	7,746
Cash paid for long-term investments			(3,000)	(861)
Cash received from long-term investments			60,559
Cash paid for business combination, net of cash acquired (Note 8)				(13,244)
Placement of time deposits			(10,000)
Purchase of restricted time deposits	(45,486)	(6,595)	(1,688)	(89,375)
Cash netflow from deconsolidation of subsidiaries, net of cash disposed	5,074	736
Net cash provided by/(used in) investing activities	(39,926)	(5,789)	36,509	(91,265)
Cash flows from financing activities:
Proceeds from short-term borrowings	253,481	36,751	297,542	208,477
Repayment of short-term borrowings	(181,853)	(26,366)	(274,166)	(110,000)
Proceeds from employees exercising stock options	143	21	4	120
Purchase of additional shares held by noncontrolling interests shareholder	(8,702)	(1,262)
Net cash provided by financing activities	63,069	9,144	23,380	98,597
Effect of exchange rate changes on cash and cash equivalents and restricted cash	33,265	4,825	(10,580)	(34,031)
Net decrease in cash and cash equivalents and restricted cash	(98,187)	(14,236)	(245,279)	(134,197)
Cash and cash equivalents and restricted cash at beginning of the year	453,906	65,810	699,185	833,382
Cash and cash equivalents at beginning of the year	444,933	64,509	549,979	694,910
Restricted cash at beginning of the year	8,973	1,301	149,206	138,472
Cash and cash equivalents and restricted cash at end of the year	355,719	51,574	453,906	699,185
Cash and cash equivalents at end of the year	346,539	50,243	444,933	549,979
Restricted cash at end of the year	9,180	1,331	8,973	149,206
Supplemental disclosures of cash flow information:
Cash paid for income tax expenses			5,296	350
Cash paid for interest expense	8,337	1,209	5,877	5,630
Non-cash investing and financing activities:
Deemed dividends to RONG360 in connection with the share-based awards granted to employees of Non-platform business (Note 18)	¥ 17	$ 2	¥ 42	¥ 171